Finance Lease Liabilities (Details) - USD ($)		12 Months Ended
	Sep. 11, 2017	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Lease Liabilities [Abstract]
The rate of financial lease liability interest	4.90%
Date of maturity of financial lease agreement	Dec. 31, 2027
Amortization expense of financial lease right-of-use assets			$ 166,072	$ 185,583
Interest expense for financial lease			$ 15,614	$ 26,068